Prepayments and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2025
Prepaid Expense and Other Assets, Current [Abstract]
Schedule of Prepayments and Other Current Assets

	As of December 31,
	2024	2025
	(RMB in thousands)
Receivables from third-party payment service providers (i)	697,472	504,027
Deposits to Institutional Funding Partners (ii)	94,196	378,238
Guarantee derivative assets at fair value (Note 9)	-	1,010,471
Prepayment to inventory suppliers	63,195	59,189
Prepaid input value-added tax	38,506	46,017
Rental deposits and other current assets (iii)	68,281	517,472
Loans at fair value (iv)	359,690	342,640
Total prepayments and other current assets	1,321,340	2,858,054
(i)
The Group opened accounts with third‑party payment service providers mainly to facilitate collection and transfer of the funds, interest and service fees from/to the Borrowers and Institutional Funding Partners. The balance of receivables from third‑party payment service providers represents amounts temporarily held in these accounts.
(ii)
The balances represent deposits made to the Institutional Funding Partners to directly satisfy the principal and interest payment obligations in case of Borrowers' defaults.
(iii)
The balances include receivables for disposal of loans at fair value and financing receivables of RMB3.60 million and RMB454 million for the years ended December 31, 2024 and 2025
(iv)
The Group elected the fair value option for the loans acquired or purchased from the relevant funding partners. As described in Note 2(j), the Group uses significant unobservable inputs to measure the fair value of these loans.